Restricted assets	12 Months Ended
Dec. 31, 2022
Restricted Availability Assets [Abstract]
Restricted assets
42. Restricted assets
As of December 31, 2022 and 2021, the Group had the following restricted assets:

a)	The Entity used as security for loans agreed under the Global Credit Program for MSMEs granted by the Inter-American Development Bank (IDB):

	December 31, 2022	December 31, 2021
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2023	—	45,977
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2024	41,310	216,220

	41,310	262,197

b)
Also, the Entity has accounts, deposits, repo transactions and trusts applied as guarantee for activities related to credit card transactions, with automated clearing houses, transactions settled at maturity, foreign currency futures, court proceedings and leases in the amount of 46,195,119 and 39,506,104 as of December 31, 2022 and 2021, respectively.